Debt - Revolving Facilities - Additional Information (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 6,369		CAD 8,343
Debt-to-capitalization ratio	0.25%	0.25%
Outstanding letters of credit | $		$ 839
Surety bonds outstanding	CAD 350
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio	0.50%	0.50%
Facility type one [member] | Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $		$ 3,000
Maturity date	October 2022
Facility type two [member] | Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $		1,200
Maturity date	October 2020
Outstanding letters of credit | $		$ 809
Uncommitted credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 1,460
Outstanding letters of credit	1,270
Stand alone credit facility [member]
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	CAD 336